UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-2898
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The Value Line Cash Fund, Inc.
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(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
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(Address of principal executive offices) (Zip Code)

David T Henigson, Vice President, Treasurer, Principal Financial Officer
220 East 42nd Street, New York, N.Y.         10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------
Date of fiscal year end: December 31, 2004
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Date of reporting period: September 30, 2005
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

Item I.  Schedule of Investments

The Value Line Cash Fund, Inc.
Schedule of Investments (unaudited)                                                                             September 30, 2005
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                                                                                                                          Value
                                                                                                                       (in thousands
  Principal                                                                                                               except
    Amount                                                                                                  Maturity     per share
(in thousands)                                                                                     Yield+     Date        amount)
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COMMERCIAL PAPER (2.2%)
$ 2,000 Duke University Years 1 & 2                                                                 3.85     12/2/2005 $   1,987
  1,565 Power Authority New York, Years 1 & 2, Series 3                                             3.87    11/14/2005     1,557
-------                                                                                                                ----------
  3,565 TOTAL COMMERCIAL PAPER                                                                                             3,544
-------                                                                                                                ----------
TAXABLE MUNICIPAL SECURITIES (74.3%)
  5,000 Austin Tax Hotel Occupancy Tax Revenue Bonds, Variable Refunding
            Sub Lien, CIFG Insured, SPA-Dexia Credit Local (Weekly Put.)                            2.79 (1)  10/6/05*     5,000
    500 California Housing Financing Agency, Revenue Bonds, Home Mortgage,
            Series T, AMBAC Insured, SPA-Bank of America (Weekly Put.)                              3.86 (1)  10/5/05*       500
  5,000 California Housing Financing Agency, Revenue Bonds
           Series Q, Liquidity Facility-Bank of Nova Scotia (Weekly Put.)                           2.81 (1)  10/5/05*     5,000
  5,000 California Housing Financing Agency, Revenue Bonds, AMT,
           Series Q, AMBAC Insured, LOC-KBC Bank NV (Weekly Put.)                                   2.81 (1)  10/5/05*     5,000
    735 California Housing Financing Agency, Revenue Bonds
           MultiFamily-III, Series H, SPA-Fannie Mae (Weekly Put.)                                  3.86 (1)  10/5/05*       735
  6,750 California State Department Water Resource Power Supply,
           Revenue Bonds, Series C-5, LOC-Dexia Credit Local (Weekly Put.)                          2.26 (1)  10/6/05*     6,749
  1,690 Colorado Housing and Financing Authority, Revenue Bonds,
           Class I, Adjustable Rate-AA-1, SPA-Landesbank Hessen (Weekly Put.)                       3.85 (1)  10/5/05*     1,690
    780 Colorado Housing and Financing Authority, Revenue Bonds, Single Family,
           Class C-1, Liquidity Facility-Lloyds TSB Bank PLC (Weekly Put.)                          3.85 (1)  10/5/05*       780
  2,380 Colorado Housing and Financing Authority, Revenue Bonds, Single Family,
           Class C-2, Liquidity Facility-Lloyds TSB Bank PLC (Weekly Put.)                          3.85 (1)  10/5/05*     2,380
  5,000 Colorado Housing and Financing Authority, Revenue Bonds, Single
           Family Mortgage, Class 1-B-2, LOC-Dexia Credit Local (Weekly Put.)                       2.79 (1)  10/5/05*     5,000
  5,000 Connecticut State Special Tax Obligations Revenue Bonds, Refunding, Transportation
           Infrastructure-1, AMBAC Insured, SPA-WestLB AG (Weekly Put.)                             2.79 (1)  10/5/05*     5,000
  5,000 Denver Colorado City & County Airport, Revenue Bonds,
           Refunding, Series B, MBIA Insured, SPA-Bank One, N.A. (Weekly Put.)                      2.79 (1)  10/5/05*     5,000
  4,400 District Columbia Revenue, The American University Issue,
           Revenue Bonds, AMBAC Insured, SPA-Suntrust Bank (Weekly Put.)                            2.79 (1)  10/5/05*     4,400
  5,000 Illinois State, General Obligations Unlimited,
           Series B, SPA-DEPFA Bank PLC (Weekly Put.)                                               2.79 (1)  10/5/05*     5,000
  5,000 Livermore California Certificates of Participation,
           Refunding, Capital Project, AMBAC Insured, SPA-Dexia Credit Local  (Weekly Put.)         2.76 (1)  10/6/05*     5,000
  5,000 Massachusetts State Health & Educational Facilities Authority, Revenue Bonds,
           Bentley College, Series K, LOC-Fleet National Bank (Weekly Put.)                         2.79 (1)  10/5/05*     5,000
  5,000 Massachusetts State Health & Educational Facilities Authority, Revenue Bonds,
           Boston University, Series Q-1, XLCA Insured, SPA-Fleet National Bank (Weekly Put.)       2.65 (1)  10/6/05*     4,999
    500 Massachusetts State Port Authority, Special Project, Revenue Bonds,
           Refunding, Harbor Side B, LOC-GE Capital Corporation (Weekly Put.)                       3.85 (1)  10/5/05*       500
  5,000 Michigan State University, Revenue Bonds,
           General, Series A, SPA-DEPFA Bank PLC (Weekly Put.)                                      2.74 (1)  10/5/05*     4,999
  5,000 New York, New York City Transitional Finance Authority, Revenue Bonds
           Adjustable-Future Tax Secured, Series A-1 (Weekly Put.)                                  2.75 (1)  10/5/05*     4,999
  5,000 New York State Dormitory Authority, Revenue Bonds, Mental Health Services Facilities,
            Series F-2C, FSA Insured, SPA-Dexia Credit Local (Weekly Put.)                          2.75 (1)  10/6/05*     4,999
  5,000 New York State Housing Finance Agency, Revenue Bonds
           10 Barclay Street, Series A, Fannie Mae Insured (Weekly Put.)                            2.75 (1)  10/5/05*     4,999
  5,595 New York State Urban Development Corp., Revenue Bonds, State Facilities & Equipment,
            Sub Series A-3-C, CIFG Insured, SPA-Dexia Credit Local (Weekly Put.)                    2.75 (1)  10/6/05*     5,594

  5,000 Piedmont Municipal Power Agency South Carolina Electric, Revenue Bonds,
            Refunding, Sub Series B-4, FGIC Insured, SPA-Dexia Credit Local (Weekly Put.)           2.74 (1)  10/5/05*     4,999
  1,300 Sacramento County California, Revenue Bonds, Pension B,
            Remarketed 7/1/98, LOC-Bayerische Landesbank (Weekly Put.)                              3.85 (1)  10/5/05*     1,300
  5,000 Seattle Washington Water Sewer, Revenue Bonds,
           Series B, LOC-Bayerische Landesbank (Weekly Put.)                                        2.61 (1)  10/5/05*     4,999
  5,000 State of Texas, Veterans Housing Assistance, Refunding
           Bonds, Series 1994 A-2 SPA-DEPFA Bank PLC (Weekly Put.)                                  3.84 (1)  10/5/05*     5,000
    640 Utah Housing Corp., Single Family Mortgage, Revenue Bonds,
           Series F-2, Class I, SPA-Federal Home Loan Bank (Weekly Put.)                            3.85 (1)  10/5/05*       640
  4,960 Utah State Building Ownership Authority Lease, Revenue Bonds,
           State Facilities Master Lease PG-C, LOC-Landesbank Hessen (Weekly Put.)                  2.79 (1)  10/5/05*     4,959
  5,000 Wisconsin State Health & Educational Facilities Authority,
           Revenue Bonds, Marquette Dental Facilities-B 2, XLCA Insured (Weekly Put.)               2.76 (1)  10/6/05*     4,999
-------                                                                                                                ----------
120,230 TOTAL TAXABLE MUNICIPAL SECURITIES                                                                               120,219
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U.S. GOVERNMENT AGENCY OBLIGATIONS (6.8%)

  2,000 Federal Home Loan Banks                                                                     3.63      5/4/2006     2,000
  2,000 Federal Home Loan Banks                                                                     3.75     6/30/2006     2,000
  5,000 Federal Home Loan Banks                                                                     3.60     7/13/2006     5,000
  2,000 Federal Home Loan Banks                                                                     4.00     8/18/2006     2,000
-------                                                                                                                ----------
 11,000 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                          11,000
-------                                                                                                                ----------

        TOTAL INVESTMENTS (83.3%)
         (Amortized Cost $134,763,000)                                                                                   134,763
                                                                                                                       ----------

REPURCHASE AGREEMENTS** (16.5%)
(including accrued interest)

 10,000 With Morgan Stanley Dean Witter & Co., 3.24%, dated 9/30/05, due 10/3/05, delivery value $10,003,000 (collaterized by $6,890,000
           U.S. Treasury Notes 9.125%, due 5/15/18, with a value of $10,176,000)                                          10,001
 16,700 With UBS Warburg LLC, 3.25%, dated 9/30/05, due 10/3/05, delivery value $16,705,000 (collaterized by $14,360,000
           U.S. Treasury Bonds 6.0%, due 2/15/26, with a value of $17,046,000)                                            16,702
-------                                                                                                                ----------
 26,700 TOTAL REPURCHASE AGREEMENTS
-------    (Amortized Cost $26,703,000)                                                                                ----------
                                                                                                                          26,703
                                                                                                                       ----------

        CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                                413
                                                                                                                       ----------

        NET ASSETS (100%)                                                                                              $ 161,879
                                                                                                                       ==========

        NET ASSET VALUE OFFERING AND REDEMPTION                                                                        $    1.00
           PRICE PER OUTSTANDING SHARE                                                                                 ==========

      + Rate frequency for floating rate notes at September 30, 2005: (1) Weekly. The rate shown on floating rate and discount securities represents the yield at the end of the reporting period.
      * The maturity date shown is the date of the next interest rate change.
      ** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Item 2.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

      (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      ----------------------------------
      Jean B. Buttner, President

Date: 11/28/05
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
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      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ David T. Henigson
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      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: 11/28/05
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